Share Capital - Schedule of Common Shares Issued (Detail) $ in Millions	3 Months Ended
	Jan. 31, 2021 CAD ($) shares	Oct. 31, 2020 CAD ($) shares	Jan. 31, 2020 CAD ($) shares
Disclosure of classes of share capital [line items]
Balance at beginning of period	$ 41,335
Balance at end of period	$ 41,929	$ 41,335	$ 39,230
Common shares [member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of shares | shares	447,085,329	446,008,888	445,341,675
Equity-settled share-based compensation plans | shares	294,626	236,999	474,948
Shareholder investment plan, Number of shares | shares	294,164	329,447	334,004
Employee share purchase plan, Number of shares | shares	346,076	323,052	324,279
Number of shares issued, Number of shares | shares	448,020,195	446,898,386	446,474,906
Purchase of common shares for cancellation, Number of shares | shares			(1,497,800)
Treasury shares, Number of shares | shares	(170,590)	186,943	4,427
Ending balance, Number of shares | shares	447,849,605	447,085,329	444,981,533
Balance at beginning of period	$ 13,908	$ 13,800	$ 13,591
Equity-settled share-based compensation plans	29	24	51
Shareholder investment plan, Amount	32	33	36
Employee share purchase plan, Amount	38	32	36
Number of shares issued, Amount	14,007	13,889	13,714
Purchase of common shares for cancellation, Amount			(46)
Treasury shares, Amount	(16)	19	1
Balance at end of period	$ 13,991	$ 13,908	$ 13,669